Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The activity related to the Group’s right of use asset and lease liability for the year ended December 31, 2020 and 2019 is as follows:

	Right of use asset, net
	2020 $000s	2019 $000s

Balance at January 1,	22,383	10,353
Additions	—	19,434
Subleases	—	(2,580)
Depreciation	(2,699)	(3,237)
Adjustments	414	—
Deconsolidated	—	(1,587)
Balance at December 31,	20,098	22,383

Disclosure of Lease Liabilities

	Total lease liability
	2020 $000s	2019 $000s

Balance at January 1,	37,843	10,995
Additions	—	30,305
Cash paid for rent (principal + interest)	(5,263)	(4,173)
Interest expense	2,354	2,495
Adjustments	414	—
Deconsolidated	—	(1,779)
Balance at December 31,	35,348	37,843

Disclosure of short-term and long-term portion of lease liability
The following details the short term and long-term portion of the lease liability as at December 31, 2020 and 2019:

	Total lease liability
	2020 $000s	2019 $000s

Short-term Portion of Lease Liability	3,261	2,929
Long-term Portion of Lease Liability	32,088	34,914
Total Lease Liability	35,348	37,843

Disclosure of maturity analysis of operating lease payments [text block]	The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2020 $000s

Less than one year	5,422
One to two years	5,609
Two to three years	6,275
Three to four years	6,489
Four to five years	5,101
More than five years	16,452
Total undiscounted lease maturities	45,348
Interest	10,000
Total lease liability	35,348

Disclosure of short-term and long-term portion of lease receivable	As of December 31, 2020 the balances related to the sublease were as follows:

Total lease receivable $000s

Short-term Portion of Lease Receivable	381
Long-term Portion of Lease Receivable	1,700
Total Lease Receivable	2,082

Disclosure of maturity analysis of finance lease payments receivable
The following table details the future maturities of the lease receivable, showing the undiscounted lease payments to be received after the reporting date:

2020 $000s

Less than one year	494
One to two years	504
Two to three years	513
Three to four years	523
Four to five years	353
More than five years	—
Total undiscounted lease receivable	2,387
Unearned Finance income	305
Net investment in the lease	2,082

Disclosure Of future payments Of Finance Lease Payments Receivable Explanatory	The following table details the future payments under the sublease, showing the undiscounted lease payments to be received after the reporting date:

2020 $000s

Less than one year	722
Total	722